united states
securities and exchange commission

Washington, D.C. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-22680

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225        Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Blueprint Adaptive Growth Allocation Fund

Institutional Class (BLUIX)

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Blueprint Adaptive Growth Allocation Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/blueprint/. You can also request this information by contacting us at (866) 983-4525. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$133	1.25%

How did the Fund perform during the reporting period?

     The Fund’s tactical, trend-based strategy underperformed a passively diversified alternative in the prior quarter as previously stronger U.S. growth and technology sectors were plagued by tariff uncertainty and as a result lagged their international equity counterparts. The Fund has persistently held overweight allocations to the stronger domestic equity segments allowing it to outperform for quite some time, but the retracement brought about a reversal of fortunes for now.

     Despite the large allocations to U.S. equities, two of the three top performers for the Fund consisted of international equities, namely Chinese equities as represented by two iShares ETFs. The other top performer was Meta Platforms, Inc., which bucked the trend of retracing growth names by continuing to perform well. The bottom three performers in the Fund were some of 2024’s biggest winners, which gave back a portion of those gains. As expected, strong winners will eventually decline and the same ability that allows the Fund’s strategy to benefit from these positive trends for long periods of time inevitably means that it will give these some room to decline when they do so.

     The recent rotation in performance from growth and tech to international and value has seen some allocation shifts occur in that direction within the Fund. However, these retracements are still early and minimal. As a result, any allocation changes are minor at this point but will accelerate should these recent movements persist. For now, the Fund remains overweight U.S. equities, and underweight international equities as well as fixed income of any meaningful duration. As of the end of the reporting period, the Fund is much closer to defensive positioning than it has been in well over a year and poised to substantially reduce risk should these declines continue.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Blueprint Adaptive Growth Allocation Fund - Institutional Class - $15,266
Morningstar Global Allocations Index - $15,464
S&P 500® Index - $24,858
$25,000
$22,000
$19,000
$16,000
$13,000
$10,000
Mar-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025

	Blueprint Adaptive Growth Allocation Fund - Institutional Class	Morningstar Global Allocations Index	S&P 500® Index
Mar-2020	$10,000	$10,000	$10,000
Feb-2021	$12,080	$13,174	$14,979
Feb-2022	$12,839	$13,516	$17,434
Feb-2023	$11,194	$12,220	$16,093
Feb-2024	$13,552	$14,023	$20,994
Feb-2025	$15,266	$15,464	$24,858

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2020)
Blueprint Adaptive Growth Allocation Fund - Institutional Class	12.64%	8.99%
Morningstar Global Allocations Index	10.28%	9.28%
S&P 500® Index	18.41%	20.35%

Past performance does not guarantee future results. Call (866) 983-4525 or visit https://blueprintip.com/systematic-investing-strategies/risk-managed-global-fund-blueprint-adaptive-growth-allocation/#performance for current month-end performance.

Blueprint Adaptive Growth Allocation Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Fund Statistics

  Net Assets$184,573,301
  Number of Portfolio Holdings272
  Advisory Fee (net of recoupments)$1,636,445
  Portfolio Turnover151%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.7%
Exchange-Traded Funds	9.9%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 23.1%
Financials 14.9%
Communications 11.0%
Exchange-Traded Funds 9.9%
Consumer Discretionary 8.8%
Industrials 7.8%
Real Estate 7.2%
Health Care 6.0%
Consumer Staples 5.4%
Energy 2.1%
Money Market Funds 1.4%
Materials 1.4%
Utilities 0.8%
Other Assets in Excess of Liabilities 0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Utilities	0.8%
Materials	1.4%
Money Market Funds	1.4%
Energy	2.1%
Consumer Staples	5.4%
Health Care	6.0%
Real Estate	7.2%
Industrials	7.8%
Consumer Discretionary	8.8%
Exchange-Traded Funds	9.9%
Communications	11.0%
Financials	14.9%
Technology	23.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.3%
NVIDIA Corporation	6.0%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Classes A & C	3.7%
Meta Platforms, Inc. - Class A	3.0%
iShares Gold Trust	2.1%
Berkshire Hathaway, Inc. - Class B	2.0%
Broadcom, Inc.	2.0%
iShares China Large-Cap ETF	1.8%
iShares MSCI China ETF	1.7%

Material Fund Changes

Effective February 21, 2025, the S&P 500® Index has replaced the Morningstar Global Allocation Index as the Fund’s primary index.

Blueprint Adaptive Growth Allocation Fund - Institutional Class (BLUIX)

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/blueprint/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-BLUIX

HVIA Equity Fund

Institutional Class (HVEIX)

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about HVIA Equity Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/hvia/. You can also request this information by contacting us at (888) 209-8710.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.99%

How did the Fund perform during the reporting period?

Over the one year, ending 2/28/25, the HVIA Equity Fund underperformed with a return of 7.57% compared to 18.41% for the S&P 500® Index. Since its inception, October 3, 2016, the HVIA Equity Fund returned 14.50% compared to 14.79% for the S&P 500® Index.

We had one of the toughest years in our memory with several factors contributing to the underperformance. We saw a rotation away from the large capitalization semiconductor holdings. Our overweight in industrial and consumer discretionary underperformed, and our underweight to the top sector performer, utilities, all contributed to our underperformance. At the calendar year-end end we were also affected by our underexposure to the Magnificent Seven (Mag 7) names that were up over 16% over the last few weeks of the calendar year. Since we are limited to 5% as the maximum weight we could hold in any one name, many of the Mag 7 names were well above that level.

As we came into the year-end, we were cautiously optimistic about the economy and the new Presidential administration’s focus on cutting regulations, lowering taxes, and coming up with a solution to lower our country’s debt. We anticipated that inflation, which is a factor in higher interest rates, would appear to be coming down. The economic environment would also benefit from reshoring and AI productivity.

At year-end, fundamentals have not been the primary driver for stock prices. Policy decisions of the new Trump Administration, particularly tariffs, have garnered headlines and caused market consternation and uncertainty. We believe that tariffs are not an “on” and “off” switch but more of a dial that will continue to be moved so the Trump Administration can push its agenda and attempt to reposition the U.S. Notwithstanding that, record margins and expected double-digit earnings growth are expected to support equity appreciation, stock market gains in 2025 could be hampered if the tariff disputes continue because they will create uncertainty which is the one thing the equity markets do not like. As we have continually preached, Presidential Administrations do not impact stock markets over the long-term. Earnings growth is what drives the markets. Presidential Administrations, however, can impact markets in the short-term with policy decisions … and we currently are living through one of those periods.

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

$85,000
$70,000
$55,000
$40,000
$25,000
Oct-2016
Feb-2017
Feb-2018
Feb-2019
Feb-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
HVIA Equity Fund - Institutional Class - $78,023
S&P 500® Index - $79,709

	HVIA Equity Fund - Institutional Class	S&P 500® Index
Oct-2016	$25,000	$25,000
Feb-2017	$28,516	$27,585
Feb-2018	$33,208	$32,302
Feb-2019	$34,649	$33,814
Feb-2020	$36,766	$36,584
Feb-2021	$51,143	$48,032
Feb-2022	$58,640	$55,904
Feb-2023	$53,585	$51,604
Feb-2024	$72,532	$67,318
Feb-2025	$78,023	$79,709

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 3, 2016)
HVIA Equity Fund - Institutional Class	7.57%	16.24%	14.50%
S&P 500® Index	18.41%	16.85%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$65,460,522
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$326,529
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 27.9%
Financials 16.5%
Industrials 14.4%
Consumer Discretionary 10.8%
Health Care 9.7%
Communications 5.7%
Real Estate 4.5%
Energy 3.9%
Money Market Funds 2.2%
Materials 1.8%
Utilities 1.2%
Consumer Staples 1.1%
Other Assets in Excess of Liabilities 0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Consumer Staples	1.1%
Utilities	1.2%
Materials	1.8%
Money Market Funds	2.2%
Energy	3.9%
Real Estate	4.5%
Communications	5.7%
Health Care	9.7%
Consumer Discretionary	10.8%
Industrials	14.4%
Financials	16.5%
Technology	27.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	5.0%
Amazon.com, Inc.	4.0%
American Express Company	3.7%
KLA Corporation	3.5%
Meta Platforms, Inc. - Class A	3.2%
Apple, Inc.	3.1%
Microsoft Corporation	3.1%
Visa, Inc. - Class A	3.0%
Eli Lilly & Company	2.9%
Marsh & McLennan Companies, Inc.	2.8%

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.

HVIA Equity Fund (HVEIX)

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/hvia/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-HVEIX

Nia Impact Solutions Fund

(NIAGX)

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Nia Impact Solutions Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.niaimpactfunds.com. You can also request this information by contacting us at (833) 571-2833. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nia Impact Solutions Fund	$106	0.99%

How did the Fund perform during the reporting period?

From March 1, 2024, to February 28, 2025, NIAGX delivered a return of 14.98%, outperforming the MSCI ACWI IMI, which returned 14.09% over the same period. The Fund's top performing sectors were Technology, Consumer Discretionary, and Real Estate, while bottom performing sectors were Industrials, Communications and Consumer Staples.

The Fund's relative performance was mainly driven by stock selection, particularly within Consumer Discretionary and Technology. An underweight position in Communications contributed to performance as the sector outperformed the broader index. Within Consumer Staples, specific holdings experienced challenges such as tariff headlines and supply chain constraints which drove under performance. Within Industrials, clean energy stocks and those aligned with Nia's "Sustainable Planet" solution theme were negatively affected by policy uncertainty and anticipated reductions in federal climate funding.

In December and January, market performance was generally concentrated across large-cap stocks, which reflected negatively on relative portfolio performance as the Fund purposely has higher exposure to small and mid-cap companies. Despite this, most of the Fund's holdings reported strong earnings in the January-February earnings season, although some experienced pullbacks after significant rallies in the previous year. Technology was one of the top performing sectors, with strong stock selection driving results-companies like Cloudflare, Inc., SAP SE, and Atlassian Corporation performed particularly well. Similarly, stock selection in Consumer Discretionary was a key driver of returns, especially among education-focused companies such as Stride, Inc. and Duolingo, Inc., which continued to see robust demand and revenue growth.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$16,000
$14,000
$12,000
$10,000
$8,000
May-2022
Feb-2023
Feb-2024
Feb-2025
Nia Impact Solutions Fund - $12,873
MSCI ACWI IMI Index - $14,237

	Nia Impact Solutions Fund	MSCI ACWI IMI Index
May-2022	$10,000	$9,999
Feb-2023	$10,316	$10,260
Feb-2024	$11,196	$12,479
Feb-2025	$12,873	$14,237

Average Annual Total Returns

	1 Year	Since Inception (May 10, 2022)
Nia Impact Solutions Fund	14.98%	9.42%
MSCI ACWI IMI Index	14.09%	13.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$88,200,046
  Number of Portfolio Holdings54
  Advisory Fee (net of waivers)$460,145
  Portfolio Turnover17%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.0%
Money Market Funds	6.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
28.6%
Industrials
14.9%
Health Care
12.3%
Financials
7.2%
Consumer Discretionary
6.5%
Money Market Funds
6.0%
Communications
5.8%
Consumer Staples
5.2%
Materials
5.0%
Real Estate
4.6%
Utilities
2.1%
Energy
2.0%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Energy	2.0%
Utilities	2.1%
Real Estate	4.6%
Materials	5.0%
Consumer Staples	5.2%
Communications	5.8%
Money Market Funds	6.0%
Consumer Discretionary	6.5%
Financials	7.2%
Health Care	12.3%
Industrials	14.9%
Technology	28.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
International Business Machines Corporation	4.1%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.8%
Stantec, Inc.	3.7%
Stride, Inc.	3.5%
Fortinet, Inc.	3.3%
SAP SE - ADR	3.3%
Vertex Pharmaceuticals, Inc.	3.1%
Palo Alto Networks, Inc.	3.0%
Amalgamated Financial Corporation	2.9%
AECOM	2.9%

Material Fund Changes

On August 6, 2024, Jethro Townsend, CFA, Partner and Portfolio Manager, became a member of the portfolio management team of the Fund, joining Kristin Hull, PhD, who will continue to serve as a portfolio manager of the Fund.

Nia Impact Solutions Fund (NIAGX)

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.niaimpactfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-NIAGX

(b)	Not applicable.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Janine L. Cohen. Ms. Cohen is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $48,300 and $45,000 with respect to the registrant’s fiscal years ended February 28, 2025 and February 29, 2024, respectively.

(b)	Audit-Related Fees. No fees were billed in the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $9,600 and $9,000 with respect to the registrant’s fiscal years ended February 28, 2025 and February 29, 2024, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended February 28, 2025 and February 28, 2024, aggregate non-audit fees of $9,600 and $9,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Blueprint Adaptive

Growth Allocation Fund

Institutional Class: (BLUIX)

Annual Financial Statements

and Additional Information

February 28, 2025

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS

February 28, 2025

COMMON STOCKS — 88.5%	Shares	Value
Communications — 11.0%
Cable & Satellite — 0.1%
Charter Communications, Inc. - Class A (a)	418	$151,973

Entertainment Content — 0.4%
Walt Disney Company (The)	6,254	711,705

Internet Media & Services — 8.5%
Alphabet, Inc. - Class A	21,856	3,721,640
Alphabet, Inc. - Class C	17,769	3,060,177
Booking Holdings, Inc.	136	682,177
Meta Platforms, Inc. - Class A	8,291	5,540,046
Netflix, Inc. (a)	1,544	1,513,985
Shopify, Inc. - Class A (a)	10,613	1,188,656
		15,706,681
Publishing & Broadcasting — 0.1%
New York Times Company (The) - Class A	1,926	92,621
TKO Group Holdings, Inc. (a)	1,287	193,874
		286,495
Telecommunications — 1.9%
AT&T, Inc.	26,106	715,565
Deutsche Telekom AG - ADR	30,396	1,099,727
SoftBank Group Corporation - ADR	28,878	799,054
Telephone and Data Systems, Inc.	2,075	74,908
T-Mobile US, Inc.	2,021	545,044
Verizon Communications, Inc.	6,802	293,166
		3,527,464
Consumer Discretionary — 8.8%
Apparel & Textile Products — 1.0%
Deckers Outdoor Corporation (a)	5,994	835,324
Kering S.A. - ADR	15,617	436,807
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,985	428,885
NIKE, Inc. - Class B	1,844	146,469
		1,847,485
Automotive — 1.2%
General Motors Company	1,907	93,691
Mercedes-Benz Group AG - ADR	28,265	436,412
Tesla, Inc. (a)	5,546	1,624,867
		2,154,970
Consumer Services — 0.2%
Adtalem Global Education, Inc. (a)	887	90,749

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 88.5% (Continued)	Shares	Value
Consumer Discretionary — 8.8% (Continued)
Consumer Services — 0.2% (Continued)
Grand Canyon Education, Inc. (a)	661	$118,861
Stride, Inc. (a)	1,356	185,501
		395,111
E-Commerce Discretionary — 4.1%
Amazon.com, Inc. (a)	35,102	7,451,452

Home & Office Products — 0.1%
Somnigroup International, Inc.	3,501	223,644

Home Construction — 0.2%
Armstrong World Industries, Inc.	1,769	271,824
Griffon Corporation	1,264	91,438
Patrick Industries, Inc.	806	73,024
		436,286
Leisure Facilities & Services — 0.9%
Brinker International, Inc. (a)	914	150,654
Light & Wonder, Inc. (a)	1,002	111,703
McDonald’s Corporation	2,509	773,600
Starbucks Corporation	3,886	450,038
Texas Roadhouse, Inc.	1,208	222,381
		1,708,376
Retail - Discretionary — 1.1%
Dick’s Sporting Goods, Inc.	771	173,552
Gap, Inc. (The)	3,155	71,335
Group 1 Automotive, Inc.	256	117,652
Home Depot, Inc. (The)	1,777	704,758
Kontoor Brands, Inc.	1,097	71,349
Lowe’s Companies, Inc.	964	239,689
Williams-Sonoma, Inc.	3,661	712,357
		2,090,692
Consumer Staples — 5.4%
Beverages — 0.6%
Coca-Cola Company (The)	13,245	943,177
Coca-Cola Consolidated, Inc.	160	226,739
		1,169,916
Food — 0.6%
BellRing Brands, Inc. (a)	2,848	208,702
Cal-Maine Foods, Inc.	624	56,403
Ingredion, Inc.	1,445	188,732
Nestlé S.A. - ADR	4,522	436,373
Pilgrim’s Pride Corporation (a)	1,698	92,354

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 88.5% (Continued)	Shares	Value
Consumer Staples — 5.4% (Continued)
Food — 0.6% (Continued)
Post Holdings, Inc. (a)	981	$111,353
		1,093,917
Household Products — 0.8%
Procter & Gamble Company (The)	8,130	1,413,319

Retail - Consumer Staples — 2.5%
Casey’s General Stores, Inc.	942	390,186
Costco Wholesale Corporation	1,667	1,748,033
Murphy USA, Inc.	336	157,664
Sprouts Farmers Market, Inc. (a)	4,815	714,546
Walmart, Inc.	16,080	1,585,649
		4,596,078
Tobacco & Cannabis — 0.7%
Altria Group, Inc.	5,675	316,949
Philip Morris International, Inc.	6,101	947,363
		1,264,312
Wholesale - Consumer Staples — 0.2%
US Foods Holding Corporation (a)	4,972	356,393

Energy — 2.1%
Oil & Gas Producers — 2.0%
Antero Midstream Corporation	6,789	115,074
BP plc - ADR	14,123	467,754
Chevron Corporation	6,378	1,011,678
DT Midstream, Inc.	3,239	311,236
Enbridge, Inc.	21,799	931,471
Shell plc - ADR	6,557	442,335
TotalEnergies SE - ADR	7,357	443,112
		3,722,660
Oil & Gas Services & Equipment — 0.1%
Archrock, Inc.	4,925	133,566

Financials — 14.9%
Asset Management — 1.2%
Affiliated Managers Group, Inc.	330	56,381
Brookfield Corporation	16,875	977,738
Charles Schwab Corporation (The)	6,283	499,687
Janus Henderson Group plc	2,624	110,733
Jefferies Financial Group, Inc.	3,052	202,042
StepStone Group, Inc. - Class A	2,159	129,885

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 88.5% (Continued)	Shares	Value
Financials — 14.9% (Continued)
Asset Management — 1.2% (Continued)
Stifel Financial Corporation	2,710	$287,775
		2,264,241
Banking — 6.2%
Ameris Bancorp	1,429	92,285
Bank of America Corporation	26,552	1,224,047
Bank of Nova Scotia (The)	8,514	422,550
BNP Paribas S.A. - ADR	23,359	878,999
Citigroup, Inc.	6,887	550,616
Commonwealth Bank of Australia - ADR	9,150	896,700
East West Bancorp, Inc.	1,766	166,763
Fulton Financial Corporation	3,752	74,364
HSBC Holdings plc - ADR	17,939	1,074,725
International Bancshares Corporation	1,119	74,973
JPMorgan Chase & Company	10,706	2,833,343
Mitsubishi UFJ Financial Group, Inc. - ADR	78,416	998,236
Royal Bank of Canada	3,864	456,609
Toronto-Dominion Bank (The)	7,714	462,146
UMB Financial Corporation	506	55,827
US Bancorp	2,778	130,288
Wells Fargo & Company	13,262	1,038,680
		11,431,151
Institutional Financial Services — 2.4%
Bank of New York Mellon Corporation (The)	2,801	249,149
BlackRock, Inc.	247	241,512
Evercore, Inc. - Class A	904	218,587
Goldman Sachs Group, Inc. (The)	1,225	762,305
Hong Kong Exchanges and Clearing Ltd. - ADR	23,496	1,060,140
Houlihan Lokey, Inc.	1,760	305,096
Interactive Brokers Group, Inc. - Class A	1,960	400,624
Moelis & Company - Class A	1,570	110,905
Morgan Stanley	5,019	668,079
Piper Sandler Companies	390	112,952
PJT Partners, Inc. - Class A	755	120,241
Virtu Financial, Inc. - Class A	2,052	75,021
		4,324,611
Insurance — 4.0%
Allianz SE - ADR	28,026	958,489
American International Group, Inc.	2,453	203,452
Assured Guaranty Ltd.	1,144	99,906
BCG Group, Inc. - Class A	7,366	72,923
Berkshire Hathaway, Inc. - Class B (a)	7,153	3,675,426

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 88.5% (Continued)	Shares	Value
Financials — 14.9% (Continued)
Insurance — 4.0% (Continued)
CNO Financial Group, Inc.	2,428	$101,223
Equitable Holdings, Inc.	8,866	487,807
Jackson Financial, Inc. - Class A	2,077	190,315
MetLife, Inc.	2,006	172,877
Old Republic International Corporation	5,379	207,145
Primerica, Inc.	837	242,730
Radian Group, Inc.	2,247	73,949
Reinsurance Group of America, Inc.	1,558	315,791
Ryan Specialty Holdings, Inc.	2,648	185,334
Unum Group	5,075	417,622
		7,404,989
Specialty Finance — 1.1%
Ally Financial, Inc.	5,515	204,607
American Express Company	2,052	617,570
Capital One Financial Corporation	1,518	304,435
Fidelity National Financial, Inc.	7,276	469,520
MGIC Investment Corporation	4,541	111,754
Mr. Cooper Group, Inc. (a)	1,812	203,614
SLM Corporation	3,888	117,379
		2,028,879
Health Care — 6.0%
Biotech & Pharma — 4.6%
AbbVie, Inc.	5,838	1,220,317
Amgen, Inc.	889	273,865
AstraZeneca plc - ADR	5,839	444,990
Bristol-Myers Squibb Company	7,860	468,613
Eli Lilly & Company	2,601	2,394,559
Gilead Sciences, Inc.	4,846	553,946
Johnson & Johnson	3,963	653,974
Neurocrine Biosciences, Inc. (a)	1,255	148,994
Novartis AG - ADR	4,092	446,233
Roche Holding AG - ADR	22,540	940,820
Sanofi - ADR	16,225	883,776
		8,430,087
Health Care Facilities & Services — 0.4%
CVS Health Corporation	2,299	151,090
Encompass Health Corporation	3,291	329,561
RadNet, Inc. (a)	1,221	67,729
Tenet Healthcare Corporation (a)	2,284	289,131
		837,511

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 88.5% (Continued)	Shares	Value
Health Care — 6.0% (Continued)
Medical Equipment & Devices — 1.0%
Abbott Laboratories	6,630	$915,006
Glaukos Corporation (a)	612	73,452
Medtronic plc	4,632	426,237
Penumbra, Inc. (a)	1,403	400,472
		1,815,167
Industrials — 7.8%
Aerospace & Defense — 1.3%
Airbus SE - ADR	21,410	928,552
Boeing Company (The) (a)	2,824	493,155
Curtiss-Wright Corporation	862	277,271
Moog, Inc. - Class A	755	128,720
RTX Corporation	4,932	655,906
		2,483,604
Commercial Support Services — 0.4%
Brady Corporation - Class A	501	36,308
Clean Harbors, Inc. (a)	628	134,109
CorVel Corporation (a)	671	73,991
Recruit Holdings Company Ltd. - ADR	36,012	427,823
		672,231
Diversified Industrials — 1.5%
3M Company	2,091	324,356
Emerson Electric Company	2,170	263,894
General Electric Company	3,858	798,529
Honeywell International, Inc.	1,121	238,650
ITT, Inc.	1,034	146,042
Siemens AG - ADR	8,797	1,001,626
		2,773,097
Electrical Equipment — 1.4%
AAON, Inc.	2,101	161,357
Acuity Brands, Inc.	853	253,452
Badger Meter, Inc.	1,057	222,319
BWX Technologies, Inc.	1,220	126,843
Lennox International, Inc.	921	553,567
nVent Electric plc	3,167	191,097
Powell Industries, Inc.	212	35,978
Schneider Electric SE - ADR	17,803	858,995
SPX Technologies, Inc. (a)	873	127,152
		2,530,760
Engineering & Construction — 0.6%
AECOM	2,947	294,847

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 88.5% (Continued)	Shares	Value
Industrials — 7.8% (Continued)
Engineering & Construction — 0.6% (Continued)
Comfort Systems USA, Inc.	591	$214,728
Dycom Industries, Inc. (a)	575	94,220
EMCOR Group, Inc.	925	378,242
Granite Construction, Inc.	902	74,487
		1,056,524
Industrial Intermediate Products — 0.3%
AZZ, Inc.	949	91,209
Mueller Industries, Inc.	4,835	387,670
		478,879
Industrial Support Services — 0.3%
Applied Industrial Technologies, Inc.	1,090	273,132
Core & Main, Inc. - Class A (a)	4,612	235,258
		508,390
Machinery — 0.9%
Caterpillar, Inc.	858	295,109
Crane Company	1,584	258,176
Deere & Company	927	445,692
Enerpac Tool Group Corporation	1,621	75,004
ESAB Corporation	1,325	166,023
Federal Signal Corporation	2,194	178,328
Flowserve Corporation	2,975	163,744
Gates Industrial Corporation plc (a)	4,391	95,021
		1,677,097
Transportation & Logistics — 1.1%
Canadian Pacific Kansas City Ltd.	5,444	424,197
Deutsche Post AG - ADR	11,056	432,068
Matson, Inc.	904	130,239
Ryder System, Inc.	910	149,668
Saia, Inc. (a)	468	191,618
SkyWest, Inc. (a)	740	73,193
Union Pacific Corporation	2,147	529,643
XPO, Inc. (a)	1,483	182,350
		2,112,976
Materials — 1.4%
Chemicals — 0.7%
Balchem Corporation	426	74,137
BASF SE - ADR	36,069	456,633
Linde plc	1,655	772,968
		1,303,738

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 88.5% (Continued)	Shares	Value
Materials — 1.4% (Continued)
Construction Materials — 0.2%
Knife River Corporation (a)	1,742	$166,674
Owens Corning	1,417	218,275
		384,949
Metals & Mining — 0.3%
Rio Tinto plc - ADR	7,237	438,273

Steel — 0.2%
Carpenter Technology Corporation	1,813	375,418

Real Estate — 7.2%
Real Estate Services — 0.2%
Jones Lang LaSalle, Inc. (a)	1,146	311,586

REITs — 7.0%
AvalonBay Communities, Inc.	3,385	765,619
BXP, Inc.	1,955	138,668
Digital Realty Trust, Inc.	3,540	553,373
Equinix, Inc.	2,063	1,866,231
Equity Residential	8,273	613,608
Essential Properties Realty Trust, Inc.	3,699	121,031
Essex Property Trust, Inc.	1,633	508,794
GEO Group, Inc. (The) (a)	2,924	80,001
Iron Mountain, Inc.	3,660	341,002
Kimco Realty Corporation	8,980	198,458
Lamar Advertising Company - Class A	1,187	147,461
Mid-America Apartment Communities, Inc.	2,893	486,371
Prologis, Inc.	7,801	966,700
Realty Income Corporation	8,162	465,479
Regency Centers Corporation	4,404	337,787
SBA Communications Corporation	1,275	277,823
Simon Property Group, Inc.	7,580	1,410,562
SL Green Realty Corporation	1,124	72,543
Sun Communities, Inc.	1,520	206,948
Tanger, Inc.	2,085	73,913
Texas Pacific Land Corporation	503	718,259
UDR, Inc.	7,945	358,955
VICI Properties, Inc.	12,000	389,880
Welltower, Inc.	12,097	1,857,011
		12,956,477

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 88.5% (Continued)	Shares	Value
Technology — 23.1%
Semiconductors — 8.5%
Broadcom, Inc.	18,069	$3,603,501
Cirrus Logic, Inc. (a)	684	71,280
Intel Corporation	6,947	164,852
NVIDIA Corporation	88,045	10,998,581
QUALCOMM, Inc.	4,104	645,026
Texas Instruments, Inc.	1,497	293,397
		15,776,637
Software — 2.0%
ACI Worldwide, Inc. (a)	2,046	117,338
CommVault Systems, Inc. (a)	1,786	304,620
Dynatrace, Inc. (a)	7,420	424,795
Oracle Corporation	6,928	1,150,464
Salesforce, Inc.	1,872	557,575
SAP SE - ADR	3,632	998,800
Verra Mobility Corporation (a)	4,230	96,825
		3,650,417
Technology Hardware — 9.2%
Apple, Inc.	55,625	13,452,350
Cisco Systems, Inc.	14,958	958,957
InterDigital, Inc.	464	99,129
Nintendo Company Ltd. - ADR	58,823	1,092,931
Pure Storage, Inc. - Class A (a)	4,903	257,261
Sony Group Corporation - ADR	44,058	1,103,212
		16,963,840
Technology Services — 3.4%
Accenture plc - Class A	2,908	1,013,438
International Business Machines Corporation	3,351	845,926
Kyndryl Holdings, Inc. (a)	3,826	145,694
Mastercard, Inc. - Class A	3,137	1,807,885
Morningstar, Inc.	336	105,410
PayPal Holdings, Inc. (a)	1,799	127,819
Visa, Inc. - Class A	6,200	2,248,802
		6,294,974
Utilities — 0.8%
Electric Utilities — 0.8%
Duke Energy Corporation	2,678	314,638
Iberdrola S.A. - ADR	15,385	889,717
Southern Company (The)	3,724	334,378
		1,538,733

Total Common Stocks (Cost $132,300,607)		$163,267,731

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS — 9.9%	Shares	Value
Cambria Tactical Yield ETF	19,500	$496,080
ClearShares Ultra-Short Maturity ETF	20,000	2,001,800
Global X MSCI Greece ETF	5,336	227,207
iShares China Large-Cap ETF	93,600	3,297,528
iShares Gold Trust (a)	71,732	3,864,203
iShares MSCI Chile ETF	18,504	529,584
iShares MSCI China ETF	58,292	3,123,285
iShares MSCI Malaysia ETF	1,540	36,452
iShares MSCI Mexico ETF	8,268	417,699
iShares MSCI Qatar ETF	12,319	221,742
iShares MSCI Saudi Arabia ETF	8,912	366,551
iShares MSCI South Africa ETF	2,836	125,918
iShares MSCI Taiwan ETF	11,033	560,587
iShares MSCI UAE ETF	13,685	238,803
Xtrackers Harvest CSI 300 China A shares ETF	102,842	2,732,512
Total Exchange-Traded Funds (Cost $15,675,263)		$18,239,951

MONEY MARKET FUNDS — 1.4%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 4.21% (b)	149,707	$149,707
First American Government Obligations Fund - Class X, 4.29% (b)	2,498,602	2,498,602
Total Money Market Funds (Cost $2,648,309)		$2,648,309

Investments at Value — 99.8% (Cost $150,624,179)		$184,155,991

Other Assets in Excess of Liabilities — 0.2%		417,310

Net Assets — 100.0%		$184,573,301

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of February 28, 2025.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2025

ASSETS
Investments:
At cost	$150,624,179
At value (Note 2)	$184,155,991
Receivable for capital shares sold	876,406
Dividends receivable	142,478
Tax reclaims receivable	42,064
Other assets	15,032
Total assets	185,231,971

LIABILITIES
Due to custodian	46
Payable for capital shares redeemed	475,691
Payable to the Adviser (Note 4)	145,155
Payable to administrator (Note 4)	20,633
Other accrued expenses	17,145
Total liabilities	658,670

CONTINGENCIES AND COMMITMENTS (Note 6)	—

NET ASSETS	$184,573,301

NET ASSETS CONSIST OF:
Paid-in capital	$152,087,541
Distributable earnings	32,485,760
NET ASSETS	$184,573,301

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$184,573,301
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,386,488
Net asset value, offering price and redemption price per share (Note 2)	$14.90

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENT OF OPERATIONS

For the Year Ended February 28, 2025

INVESTMENT INCOME
Dividend income	$2,861,851
Foreign withholding taxes (net of reclaims received)	(107,637)
Total investment income	2,754,214

EXPENSES
Management fees (Note 4)	1,569,062
Administration fees (Note 4)	154,553
Fund accounting fees (Note 4)	50,221
Registration and filing fees	40,250
Legal fees	26,984
Custodian and bank service fees	21,749
Trustees’ fees and expenses (Note 4)	21,420
Transfer agent fees (Note 4)	20,348
Audit and tax services fees	18,433
Compliance service fees (Note 4)	18,011
Postage and supplies	13,831
Shareholder report expense	13,132
Insurance expense	3,644
Other expenses	25,170
Total Expenses	1,996,808
Management fees recouped (Note 4)	67,383
Net Expenses	2,064,191

NET INVESTMENT INCOME	690,023

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investment transactions	5,815,263
Foreign currency transactions	(400)
Long-term capital gain distribution from regulated investment companies	6,005
Net change in unrealized appreciation (depreciation) on:
Investments	11,954,490
Foreign currency translations	(204)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	17,775,154

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,465,177

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	February 28,	February 29,
	2025	2024
FROM OPERATIONS
Net investment income	$690,023	$697,895
Net realized gains (losses) from:
Investment transactions	5,815,263	2,671,326
Foreign currency transactions	(400)	(51)
Long-term capital gain distributions from regulated investment companies	6,005	45,026
Net change in unrealized appreciation (depreciation) on:
Investments	11,954,490	18,971,762
Foreign currency translations	(204)	61
Net increase in net assets resulting from operations	18,465,177	22,386,019

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(847,893)	(820,274)

CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from shares sold	—	947,539
Payments for shares redeemed	—	(600,561)
Shares exchanged for Institutional Class (Note 1)	—	(2,071,807)
Net decrease in Investor Class net assets from capital share transactions	—	(1,724,829)

Institutional Class
Proceeds from shares sold	66,454,995	52,055,826
Shares exchanged from Investor Class (Note 1)	—	2,071,807
Net asset value of shares issued in reinvestment of distributions to shareholders	847,852	819,930
Payments for shares redeemed	(42,456,858)	(28,440,584)
Net increase in Institutional Class net assets from capital share transactions	24,845,989	26,506,979

TOTAL INCREASE IN NET ASSETS	42,463,273	46,347,895

NET ASSETS
Beginning of year	142,110,028	95,762,133
End of year	$184,573,301	$142,110,028

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	February 28,	February 29,
	2025	2024
CAPITAL SHARES ACTIVITY
Investor Class
Shares sold	—	81,625
Shares redeemed	—	(51,105)
Shares exchanged for Institutional Class (Note 1)	—	(171,941)
Net decrease in shares outstanding	—	(141,421)
Shares outstanding at beginning of year	—	141,421
Shares outstanding at end of year	—	—

Institutional Class
Shares sold	4,615,660	4,350,957
Shares issued in connection with exchange of Investor Class shares (Note 1)	—	170,803
Shares issued in reinvestment of distributions to shareholders	56,599	65,700
Shares redeemed	(2,979,491)	(2,422,336)
Net increase in shares outstanding	1,692,768	2,165,124
Shares outstanding at beginning of year	10,693,720	8,528,596
Shares outstanding at end of year	12,386,488	10,693,720

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022	Period Ended February 28, 2021 (a)
Net asset value at beginning of period	$13.29	$11.05	$12.74	$12.04	$10.00

Income (loss) from investment operations:
Net investment income (b)(c)	0.06	0.08	0.09	0.07	0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	1.62	2.24	(1.72)	0.69	2.06
Total from investment operations	1.68	2.32	(1.63)	0.76	2.08

Less distributions from:
Net investment income	(0.07)	(0.08)	(0.06)	(0.06)	(0.04)

Net asset value at end of period	$14.90	$13.29	$11.05	$12.74	$12.04

Total return (d)	12.64%	21.07%	(12.82)%	6.29%	20.80	%(e)

Net assets at end of period (000’s)	$184,573	$142,110	$94,207	$80,032	$53,273

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS (Continued)

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022		Period Ended February 28, 2021 (a)
Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	1.21%	1.28%	1.33%	1.40%		1.93	%(g)
Ratio of net expenses to average net assets (f)(h)	1.25%	1.25%	1.25%	1.26	%(i)	1.35	%(g)(i)
Ratio of net investment income to average net assets (c)(f)(h)	0.42%	0.66%	0.76%	0.54%		0.20	%(g)
Portfolio turnover rate	151%	244%	278%	130%		95	%(e)

(a)	Represents the period from the commencement of operations (March 31, 2020) through February 28, 2021.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower had the Adviser not reduced management fees and/or reimbursed expenses (Note 4).

(e)	Not annualized.

(f)	Ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after management fees reductions, expense reimbursements and/or recoupments (Note 4).

(i)	Includes costs to organize the Fund of 0.01% and 0.10%(g) for the year ended February 28, 2022 and period ended February 28, 2021, respectively, which are excluded from the Expense Limitation Agreement (Note 4).

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2025

1. Organization

Blueprint Adaptive Growth Allocation Fund (formerly Blueprint Growth Fund) (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on March 31, 2020.

The investment objective of the Fund is to seek capital appreciation while managing risk.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $5,000 initial investment). Prior to December 8, 2023, the Fund offered two classes of shares, Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $5,000 initial investment) and Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $15,000 initial investment). On December 8, 2023, all existing Investor Class shares were converted into Institutional Class shares at the Institutional Class net asset value per share as of December 8, 2023, which was $12.13. After December 8, 2023, Investor Class shares were no longer offered by the Fund.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Blueprint Fund Mangement, LLC (the “Adviser” of the Fund). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

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NOTES TO FINANCIAL STATEMENTS (Continued)

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted the rule and is currently adhering to the requirements.

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks and ETFs, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts, if any, are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

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NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the level of inputs used to value the investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$163,267,731	$—	$—	$163,267,731
Exchange-Traded Funds	18,239,951	—	—	18,239,951
Money Market Funds	2,648,309	—	—	2,648,309
Total	$184,155,991	$—	$—	$184,155,991

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended February 28, 2025.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

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NOTES TO FINANCIAL STATEMENTS (Continued)

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of the Fund based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to the Class of shares of the Fund based upon its proportionate share of total net assets of the Fund. Effective December 8, 2023, the allocation between classes no longer applies to the Fund.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the years ended February 28, 2025 and February 29, 2024, was ordinary income.

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NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2025:

Cost of investments	$151,549,316
Gross unrealized appreciation	$34,939,592
Gross unrealized depreciation	(2,332,917)
Net unrealized appreciation	32,606,675
Net unrealized depreciation on foreign currency translation	(204)
Accumulated capital and other losses	(120,711)
Distributable earnings	$32,485,760

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and adjustments to basis for grantor trusts and passive foreign investment companies.

As of February 28, 2025, the Fund had short-term capital loss carryforwards of $69,306 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any.

During the year ended February 28, 2025, the Fund utilized short-term capital loss carryfowards in the amounts of $5,887,375.

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NOTES TO FINANCIAL STATEMENTS (Continued)

Qualified late year ordinary losses incurred after December 31, 2024 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended February 28, 2025 the Fund deferred $51,405 of qualified late year ordinary losses to March 1, 2025 for federal income tax purposes.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended February 28, 2025, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended February 28, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $274,991,300 and $245,053,607, respectively.

4. Transactions with Related Parties

ADVISORY AND SUB-ADVISORY AGREEMENTS

Pursuant to the terms of the Advisory Agreement the Adviser serves as the investment adviser to the Fund. The Adviser provides the Fund with the selection of a sub-investment advisor and the compliance and managerial oversight of that sub-adviser and its services to the Fund. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets.

Blueprint Investment Partners, LLC (the “Sub-Adviser”) serves as the Funds sub-adviser. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. For its services, the Adviser pays the Sub-Adviser an investment sub-advisory fee computed at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund does not directly pay the sub-advisory fee.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until June 30, 2026, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, costs to organize the Fund, extraordinary expenses such as litigation and merger or reorganization

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NOTES TO FINANCIAL STATEMENTS (Continued)

costs and other expenses not incurred in the ordinary course of the Fund’s business) to 1.25% of average daily net assets for Institutional Class shares. Accordingly, during the year ended February 28, 2025, the Adviser did not reduce its management fees.

Management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2026, the agreement may not be modified or terminated without the approval of the Board. After June 30, 2026, the ELA may continue from year-to-year provided such continuance is approved by the Board. The ELA may be terminated by the Adviser, or the Board, without approval by the other party, at the end of the then current term upon not less than 90 days’ notice to the other parties as set forth in the ELA. As of February 28, 2025, the Adviser may seek repayment of management fee reductions and expense reimbursements no later than the dates below:

February 28, 2026	$43,633
February 28, 2027	35,520
Total	$79,153

During the year ended February 28, 2025, the Adviser recouped $67,383 of prior management fee reductions and expense reimbursements.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

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NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

AFFILIATED BROKER

During the year ended February 28, 2025, the purchases and sales executed through an affiliated broker, Maplewood Investments, amounted to $12,008,692 and $6,823,922, respectively. Total commissions for these transactions amounted to $425. These transactions complied with Rule 17e-1 under the 1940 Act.

PRINCIPAL HOLDER OF FUND SHARES

As of February 28, 2025, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNERS	% OWNERSHIP
Institutional Class
Charles Schwab & Company, Inc. (for the benefit of its customers)	74%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Borrowing Costs

From time to time, the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. During the year ended February 28, 2025, the Fund did not incur any borrowing costs by the custodian.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (Continued)

7. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of Blueprint Adaptive Growth Allocation Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Blueprint Adaptive Growth Allocation Fund (the “Fund”), a series of Ultimus Managers Trust, as of February 28, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and from March 31, 2020 (commencement of operations) through February 28, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and from March 31, 2020 (commencement of operations) through February 28, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

April 25, 2025

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

OTHER INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Blueprint Adaptive Growth Allocation Fund’s (the “Fund”) Investment Advisory Agreement with Blueprint Fund Management, LLC (the “Adviser” or “Blueprint Management”) for an additional one-year term (the “Advisory Agreement”) and the Sub-Advisory Agreement between Blueprint Management and Blueprint Investment Partners, LLC (the “Sub-Adviser” or “Blueprint Partners”), on behalf of the Fund, for an additional one-year term (the “Sub-Advisory Agreement”). The Board approved the continuance of the Advisory Agreement and the Sub-Advisory Agreement at a meeting held on January 27-28, 2025, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, each of the Adviser and Sub-Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement and the Sub-Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreements. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, (2) the investment performance of the Fund, (3) the costs of the services provided and profits realized by the Adviser and Sub-Adviser from the Adviser’s and Sub-Adviser’s relationship with the Fund, (4) the financial condition of the Adviser and Sub-Adviser, (5) the fall out benefits derived by the Adviser and Sub-Adviser and their affiliates from their relationships with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee and sub-advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s and Sub-Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser and Sub-Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

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OTHER INFORMATION (Unaudited) (Continued)

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of the Adviser and Sub-Adviser, including the professional experience and qualifications of senior personnel. The Board noted the affiliation of the Adviser and the Sub-Adviser and the fact that they shared many of the same personnel and resources. In evaluating the quality of services provided by the Adviser and the Sub-Adviser, the Board took into account its familiarity with the Adviser and Sub-Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser and Sub-Adviser’s compliance policies and procedures based on discussion with the Adviser, the Sub-Adviser and the CCO. The Board also considered the Adviser’s relationship with its affiliates (including the Sub-Adviser) and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services provided by the Adviser and the Sub-Adviser including, without limitation, the Adviser’s continuous review, supervision and administration of the investment program of the Fund and the Sub-Adviser’s provision of the continuous investment program for the Fund. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board also considered the Adviser and the Sub-Adviser’s succession planning for senior personnel. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreement.

Fees and Expenses and Comparative Accounts

The Board compared each of the advisory and sub-advisory fees and the total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and noted that the Adviser did not manage any other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered the Adviser’s commitment to limit the Fund’s expenses under the expense limitation agreement until at least June 30, 2026. The Board noted that the 0.95% advisory fee as well as the overall net expense ratio for the Fund was at the peer group median as compared to other funds in its Broadridge custom peer group.

The Board also compared the sub-advisory fee paid to the Sub-Adviser and the fees charged to the Sub-Adviser’s other client accounts. The Board noted that the sub-advisory fee under the Sub-Advisory Agreement was paid by the Adviser out of the advisory fee it receives from the Fund. The Board considered the amount to be retained by the Adviser and the sub-advisory fee to be paid to the Sub-Adviser with respect to various services they each provided to the Fund. The Board discussed the Adviser’s process for monitoring the performance of the Sub-Adviser, which included an examination of both qualitative

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OTHER INFORMATION (Unaudited) (Continued)

and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Adviser conducts periodic compliance due diligence of the Sub-Adviser, during which the Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services to be provided by the Sub-Adviser to the Fund. The Board noted that the Advisor’s compliance monitoring processes also would include quarterly reviews of compliance certifications, and that any issues arising from such certifications and the Advisor’s compliance reviews of the Sub-Adviser would be reported to the Board.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended October 31, 2024, and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund’s performance was in the first quartile for the one-year period and in the second quartile for the three-year period ended October 31, 2024 and above the peer group median compared to the Broadridge custom peer group. The Board took into account current market conditions and their effect on the Fund’s performance as described by Blueprint.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that the Adviser limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the sub-advisory fee under the Sub-Advisory Agreement is paid by the Adviser out of the advisory fee that it receives from the Fund. The Board also noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Blueprint’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board further noted that the advisory fee payable to the Adviser from the Fund was reduced by the sub-advisory fee paid by the Adviser to the Sub-Adviser.

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OTHER INFORMATION (Unaudited) (Continued)

Financial Condition and Profitability

Additionally, the Board took into consideration the financial condition and profitability of the Adviser and its affiliates (including the Sub-Adviser) and the direct and indirect benefits derived by the Adviser and its affiliates from their relationship with the Fund. The information considered by the Board included operating profit margin information for the Fund, the Adviser’s business as a whole, as well as the Sub-Adviser’s business. The Board considered the Adviser’s commitment to contractually limit the Fund’s net operating expenses and its payment of the sub-advisory fee out of the advisory fee it received from the Fund. The Board reviewed the profitability of the Adviser’s relationship with the Fund both before and after tax expenses, and also considered whether the Adviser has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board also noted that the Adviser and the Sub-Adviser derive benefits to their reputations and other benefits from their association with the Fund. The Board recognized that each of the Adviser and the Sub-Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services each provides to the Fund and the entrepreneurial risk that the Adviser assumes as investment adviser. Based upon its review, the Board concluded that the Adviser and Sub-Adviser’s level of profitability, if any, from their relationship with the Fund was reasonable and not excessive.

In considering the renewal of each of the Advisory and Sub-Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) each of the Adviser and Sub-Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory and Sub-Advisory Agreement, respectively; (b) each of the Adviser and Sub-Adviser maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory and sub-advisory fees are reasonable in light of the services received by the Fund from the Adviser and the Sub-Adviser and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory and Sub-Advisory Agreements was in the best interests of the Fund and its shareholders.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates 100.00% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For the Fund’s period ended February 28, 2025, 94.33% of ordinary income dividends qualifies for the corporate dividends received deduction.

HVIA EQUITY FUND

INSTITUTIONAL CLASS (HVEIX)

Managed by

Hudson Valley Investment Advisors, Inc.

ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION

February 28, 2025

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2025

COMMON STOCKS — 97.5%	Shares	Value
Communications — 5.7%
Internet Media & Services — 5.7%
Alphabet, Inc. - Class C	9,720	$1,673,978
Meta Platforms, Inc. - Class A	3,100	2,071,420
		3,745,398
Consumer Discretionary — 10.8%
E-Commerce Discretionary — 4.0%
Amazon.com, Inc.(a)	12,400	2,632,272

Leisure Facilities & Services — 4.9%
Chipotle Mexican Grill, Inc.(a)	26,000	1,403,220
Starbucks Corporation	15,470	1,791,581
		3,194,801
Retail - Discretionary — 1.9%
AutoZone, Inc.(a)	365	1,274,948

Consumer Staples — 1.1%
Beverages — 0.4%
PepsiCo, Inc.	1,580	242,483

Food — 0.7%
Mondelez International, Inc. - Class A	7,810	501,636

Energy — 3.9%
Oil & Gas Producers — 1.3%
Exxon Mobil Corporation	7,500	834,975

Oil & Gas Services & Equipment — 2.6%
Baker Hughes Company	23,390	1,042,960
Schlumberger Ltd.	15,800	658,228
		1,701,188
Financials — 16.5%
Asset Management — 3.5%
Blue Owl Capital, Inc.	49,000	1,054,970
Charles Schwab Corporation (The)	15,400	1,224,762
		2,279,732

1

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.5% (Continued)	Shares	Value
Financials — 16.5% (Continued)
Banking — 2.5%
JPMorgan Chase & Company	6,180	$1,635,537

Institutional Financial Services — 4.0%
Goldman Sachs Group, Inc. (The)	1,900	1,182,351
Morgan Stanley	10,980	1,461,548
		2,643,899
Insurance — 2.8%
Marsh & McLennan Companies, Inc.	7,604	1,808,535

Specialty Finance — 3.7%
American Express Company	8,010	2,410,690

Health Care — 9.7%
Biotech & Pharma — 4.3%
AbbVie, Inc.	4,500	940,635
Eli Lilly & Company	2,030	1,868,879
		2,809,514
Health Care Facilities & Services — 1.9%
UnitedHealth Group, Inc.	2,615	1,242,020

Medical Equipment & Devices — 3.5%
Danaher Corporation	5,180	1,076,197
Illumina, Inc.(a)	4,505	399,774
Thermo Fisher Scientific, Inc.	1,550	819,888
		2,295,859
Industrials — 14.4%
Electrical Equipment — 3.3%
Amphenol Corporation - Class A	13,700	912,420
Generac Holdings, Inc.(a)	2,000	272,300
Trimble Inc(a)	13,300	957,334
		2,142,054
Engineering & Construction — 2.3%
Fluor Corporation(a)	24,830	944,285
Quanta Services, Inc.	2,100	545,223
		1,489,508

2

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.5% (Continued)	Shares	Value
Industrials — 14.4% (Continued)
Industrial Intermediate Products — 2.4%
Chart Industries, Inc.(a)	8,300	$1,581,565

Industrial Support Services — 3.8%
Grainger (W.W.), Inc.	1,300	1,327,573
United Rentals, Inc.	1,870	1,201,139
		2,528,712
Machinery — 1.6%
Lincoln Electric Holdings, Inc.	5,180	1,070,654

Transportation & Logistics — 1.0%
CSX Corporation	20,000	640,200

Materials — 1.8%
Chemicals — 0.9%
Sherwin-Williams Company (The)	1,620	586,877

Steel — 0.9%
Nucor Corporation	4,070	559,503

Real Estate — 4.5%
Real Estate Services — 2.1%
CBRE Group, Inc. - Class A(a)	9,600	1,362,624

REITs — 2.4%
Prologis, Inc.	8,493	1,052,452
Weyerhaeuser Company	17,958	540,536
		1,592,988
Technology — 27.9%
Semiconductors — 8.5%
KLA Corporation	3,210	2,275,376
NVIDIA Corporation	26,078	3,257,664
		5,533,040
Software — 7.9%
Adobe, Inc.(a)	3,225	1,414,356
Microsoft Corporation	5,100	2,024,649

3

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.5% (Continued)	Shares	Value
Technology — 27.9% (Continued)
Software — 7.9% (Continued)
Salesforce, Inc.	5,920	$1,763,272
		5,202,277
Technology Hardware — 6.5%
Apple, Inc.	8,500	2,055,640
Ciena Corporation(a)	13,900	1,106,023
Cisco Systems, Inc.	17,260	1,106,539
		4,268,202
Technology Services — 5.0%
International Business Machines Corporation	5,250	1,325,310
Visa, Inc. - Class A	5,330	1,933,244
		3,258,554
Utilities — 1.2%
Electric Utilities — 1.2%
AES Corporation (The)	65,020	753,582

Total Common Stocks (Cost $40,510,576)		$63,823,827

MONEY MARKET FUNDS — 2.2%	Shares	Value
First American Government Obligations Fund - Class X, 4.29%(b) (Cost $1,425,345)	1,425,345	$1,425,345

Investments at Value — 99.7% (Cost $41,935,921)		$65,249,172

Other Assets in Excess of Liabilities — 0.3%		211,350

Net Assets — 100.0%		$65,460,522

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

4

HVIA EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025

ASSETS
Investments in securities:
At cost	$41,935,921
At value (Note 2)	$65,249,172
Receivable for capital shares sold	225,618
Dividends receivable	51,546
Tax reclaims receivable	258
Other assets	9,755
TOTAL ASSETS	65,536,349

LIABILITIES
Payable for capital shares redeemed	29,000
Payable to Adviser (Note 4)	24,299
Payable to administrator (Note 4)	11,695
Other accrued expenses	10,833
TOTAL LIABILITIES	75,827

CONTINGENCIES AND COMMITMENTS (NOTE 6)	—

NET ASSETS	$65,460,522

NET ASSETS CONSIST OF:
Paid-in capital	$40,080,567
Distributable earnings	25,379,955
NET ASSETS	$65,460,522

PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to Institutional Shares	$65,460,522
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	2,581,237

Net asset value, offering price and redemption price per share (Note 2)	$25.36

See accompanying notes to financial statements.

5

HVIA EQUITY FUND

STATEMENT OF OPERATIONS

For the Year Ended February 28, 2025

INVESTMENT INCOME
Dividend income	$736,137

EXPENSES
Management fees (Note 4)	452,736
Administration fees (Note 4)	66,895
Fund accounting fees (Note 4)	41,926
Legal fees	26,984
Registration and filing fees	22,442
Transfer agent fees (Note 4)	21,470
Trustees’ fees and expenses (Note 4)	21,420
Audit and tax services fees	18,432
Compliance fees (Note 4)	12,000
Shareholder reporting expense	11,126
Custody and bank service fees	10,396
Postage and supplies	5,186
Insurance expense	3,118
Other expenses	17,762
TOTAL EXPENSES	731,893
Less fee reductions by the Adviser (Note 4)	(126,207)
NET EXPENSES	605,686

NET INVESTMENT INCOME	130,451

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments	3,236,600
Net change in unrealized appreciation (depreciation) on investments	1,017,952
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	4,254,552

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,385,003

See accompanying notes to financial statements.

6

HVIA EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28, 2025	Year Ended February 29, 2024
FROM OPERATIONS
Net investment income	$130,451	$163,527
Net realized gains (losses) from:
Investments	3,236,600	1,051,463
Foreign currency transactions	—	(134)
Net change in unrealized appreciation (depreciation) on:
Investments	1,017,952	12,276,786
Foreign currency translation	—	131
Net increase in net assets resulting from operations	4,385,003	13,491,773

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(1,572,848)	(789,132)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	14,075,364	14,924,541
Net asset value of shares issued in reinvestment of distributions to shareholders	3,488	2,132
Payments for shares redeemed	(6,994,695)	(7,243,080)
Net increase in Institutional Shares net assets from capital share transactions	7,084,157	7,683,593

TOTAL INCREASE IN NET ASSETS	9,896,312	20,386,234

NET ASSETS
Beginning of year	55,564,210	35,177,976
End of year	$65,460,522	$55,564,210

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	555,661	729,504
Shares reinvested	138	97
Shares redeemed	(272,820)	(368,616)
Net increase in shares outstanding	282,979	360,985
Shares outstanding at beginning of year	2,298,258	1,937,273
Shares outstanding at end of year	2,581,237	2,298,258

See accompanying notes to financial statements.

7

HVIA EQUITY FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended Feb. 28, 2025	Year Ended Feb. 29, 2024	Year Ended Feb. 28, 2023	Year Ended Feb. 28, 2022	Year Ended Feb. 28, 2021
Net asset value at beginning of year	$24.18	$18.16	$21.67	$19.38	$14.00

Income (loss) from investment operations:
Net investment income	0.05	0.07	0.15	0.02	0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	1.77	6.32	(2.08)	2.88	5.45
Total from investment operations	1.82	6.39	(1.93)	2.90	5.47

Less distributions from:
Net investment income	(0.06)	(0.09)	(0.13)	(0.03)	(0.00	)(a)
Net realized gains	(0.58)	(0.28)	(1.45)	(0.58)	(0.09)
Total distributions	(0.64)	(0.37)	(1.58)	(0.61)	(0.09)

Net asset value at end of year	$25.36	$24.18	$18.16	$21.67	$19.38

Total return(b)	7.57%	35.36%	(8.62)%	14.66%	39.10%

Net assets at end of year (000’s)	$65,461	$55,564	$35,178	$37,732	$30,410

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.19%	1.34%	1.40%	1.35%	1.59%
Ratio of net expenses to average net assets(c)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets(c)	0.21%	0.39%	0.80%	0.09%	0.13%
Portfolio turnover rate	19%	23%	30%	11%	11%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholders would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses.

(c)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

8

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2025

1. Organization

HVIA Equity Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek growth at a reasonable price.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $25,000 initial investment requirement). As of February 28, 2025, the Investor Class shares (to be sold without any sales load, but subject to a distribution fee of up to 0.25% of the class’s average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Hudson Valley Investment Advisors, Inc. (the “Adviser”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free

9

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other registered open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Fund values securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

10

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s investments and the level of inputs used to value the investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$63,823,827	$—	$—	$63,823,827
Money Market Funds	1,425,345	—	—	1,425,345
Total	$65,249,172	$—	$—	$65,249,172

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended February 28, 2025.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high-quality financial institution and may incur charges on cash overdrafts.

11

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of its assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the years ended February 28, 2025 and February 29, 2024 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
February 28, 2025	$156,140	$1,416,708	$1,572,848
February 29, 2024	$190,220	$598,912	$789,132

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to reclassifications of the character of the distributions as a result of permanent differences between financial statements and income tax reporting.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

12

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2025:

Tax cost of investments	$41,935,921
Gross unrealized appreciation	$25,200,660
Gross unrealized depreciation	(1,887,409)
Net unrealized appreciation	23,313,251
Undistributed long-term capital gains	2,066,704
Distributable earnings	$25,379,955

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax periods (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended February 28, 2025, the Fund did not incur any interest of penalties.

3. Investment Transactions

During the year ended February 28, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $17,832,399 and $11,175,977, respectively.

13

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.74% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until July 1, 2025, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expense on securities sold short, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of average daily net assets of the Institutional Class shares and 1.24% of the average daily net assets of the Investor Class shares. Accordingly, the Adviser reduced its management fees in the amount of $126,207 during the year ended February 28, 2025.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2025, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $414,089 no later than the dates listed below:

February 28, 2026	$143,339
February 28, 2027	144,543
February 29, 2028	126,207
Total	$414,089

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

14

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is currently compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of February 28, 2025, the following shareholder owned of record more than 25% of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
Pershing, LLC (for the benefit of its customers)	99.8%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2025, the Fund had 27.9% of the value of its net assets invested in stocks within the Technology sector.

15

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

HVIA EQUITY FUND

REPORT OF INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of HVIA Equity Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of HVIA Equity Fund (the “Fund”), a series of Ultimus Managers Trust, as of February 28, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

April 25, 2025

17

HVIA EQUITY FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended February 28, 2025, the Fund designated $1,416,708 as long-term capital gain distributions.

Qualified Dividend Income – The Fund designates 100.00% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For the Fund’s year ended February 28, 2025, 100.00% of ordinary income dividends qualifies for the corporate dividends received deduction.

18

Nia Impact Solutions Fund

Annual Financial Statements

and Additional Information

February 28, 2025

NIA IMPACT SOLUTIONS FUND

SCHEDULE OF INVESTMENTS

February 28, 2025

COMMON STOCKS — 94.2%	Shares	Value
Communications — 5.8%
Internet Media & Services — 4.0%
Shopify, Inc. - Class A (a)	11,214	$1,255,968
Spotify Technology S.A. (a)	2,225	1,352,822
Zillow Group, Inc. - Class A (a)	12,330	917,229
		3,526,019
Telecommunications — 1.8%
Telefónica S.A. - ADR	353,530	1,555,532

Consumer Discretionary — 6.5%
Consumer Services — 3.5%
Stride, Inc. (a)	22,327	3,054,334

E-Commerce Discretionary — 1.5%
eBay, Inc.	20,544	1,330,018

Home & Office Products — 0.7%
Steelcase, Inc. - Class A	54,632	664,325

Retail - Discretionary — 0.8%
Cloudflare, Inc. - Class A (a)	4,810	698,893

Consumer Staples — 5.2%
Beverages — 0.9%
Vita Coco Company, Inc. (The) (a)	23,677	768,082

Household Products — 1.5%
e.l.f. Beauty, Inc. (a)	9,193	645,809
Honest Company, Inc. (The) (a)	125,758	679,093
		1,324,902
Retail - Consumer Staples — 1.5%
Natural Grocers by Vitamin Cottage, Inc.	28,941	1,286,138

Wholesale - Consumer Staples — 1.3%
United Natural Foods, Inc. (a)	36,308	1,154,231

Energy — 2.0%
Renewable Energy — 2.0%
First Solar, Inc. (a)	8,841	1,203,968
Vestas Wind Systems A/S - ADR (a)	124,744	578,812
		1,782,780

1

NIA IMPACT SOLUTIONS FUND

SCHEDULE OF INVESTMENTS

COMMON STOCKS — 94.2% (Continued)	Shares	Value
Financials — 7.2%
Asset Management — 3.4%
Robinhood Markets Inc - Class A (a)	29,368	$1,471,337
Sanlam Ltd. - ADR	166,190	1,558,862
		3,030,199
Banking — 2.9%
Amalgamated Financial Corporation	79,716	2,586,784

Insurance — 0.9%
Lemonade, Inc. (a)	20,418	742,194

Health Care — 12.3%
Biotech & Pharma — 8.8%
Daiichi Sankyo Company Ltd. - ADR	42,679	979,483
GeneDx Holdings Corporation (a)	7,339	754,816
Gilead Sciences, Inc.	18,989	2,170,633
Organon & Company	77,605	1,157,090
Vertex Pharmaceuticals, Inc. (a)	5,645	2,708,415
		7,770,437
Medical Equipment & Devices — 3.5%
Hologic, Inc. (a)	20,702	1,312,300
Thermo Fisher Scientific, Inc.	3,331	1,761,965
		3,074,265
Industrials — 14.9%
Commercial Support Services — 0.7%
Radius Recycling, Inc. - Class A	47,463	656,413

Electrical Equipment — 3.5%
NEXTracker, Inc. - Class A (a)	18,134	798,259
Schneider Electric SE - ADR	47,700	2,301,525
		3,099,784
Engineering & Construction — 6.6%
AECOM	25,785	2,579,789
Stantec, Inc.	37,951	3,236,461
		5,816,250
Machinery — 4.1%
Mueller Water Products, Inc. - Class A	47,213	1,216,207
Xylem, Inc.	17,974	2,352,617
		3,568,824
Materials — 5.0%
Construction Materials — 2.5%
Carlisle Companies, Inc.	6,568	2,238,112

2

NIA IMPACT SOLUTIONS FUND

SCHEDULE OF INVESTMENTS

COMMON STOCKS — 94.2% (Continued)	Shares	Value
Materials — 5.0% (Continued)
Containers & Packaging — 1.4%
Brambles Ltd. - ADR	47,962	$1,253,247

Forestry, Paper & Wood Products — 1.1%
Sylvamo Corporation	13,365	950,251

Real Estate — 4.6%
Real Estate Owners & Developers — 0.4%
City Developments Ltd. - ADR	102,422	374,865

REITs — 4.2%
HA Sustainable Infrastructure Capital, Inc.	51,411	1,477,038
Iron Mountain, Inc.	24,026	2,238,502
		3,715,540
Technology — 28.6%
Semiconductors — 4.8%
Advanced Micro Devices, Inc. (a)	8,345	833,332
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	18,559	3,350,456
		4,183,788
Software — 14.0%
Atlassian Corporation - Class A (a)	6,377	1,812,726
Autodesk, Inc. (a)	2,826	774,917
Duolingo, Inc. (a)	4,257	1,328,482
Fortinet, Inc. (a)	27,084	2,925,343
Palo Alto Networks, Inc. (a)	13,772	2,622,602
SAP SE - ADR	10,559	2,903,725
		12,367,795
Technology Hardware — 2.2%
Apple, Inc.	8,044	1,945,361

Technology Services — 7.6%
International Business Machines Corporation	14,443	3,645,991
Toast Inc. - Class A (a)	32,666	1,260,908
Wolters Kluwer N.V. - ADR	11,790	1,803,870
		6,710,769

3

NIA IMPACT SOLUTIONS FUND

SCHEDULE OF INVESTMENTS

COMMON STOCKS — 94.2% (Continued)	Shares	Value
Utilities — 2.1%
Electric Utilities — 1.4%
Brookfield Renewable Corporation	45,217	$1,259,294

Gas & Water Utilities — 0.7%
California Water Service Group	13,134	596,940

Total Common Stocks (Cost $64,698,360)		$83,086,366

MONEY MARKET FUNDS — 6.0%	Shares	Value
First American Government Obligations Fund - Class X, 4.29% (b) (Cost $5,257,478)	5,257,478	$5,257,478

Investments at Value — 100.2% (Cost $69,955,838)		$88,343,844

Liabilities in Excess of Other Assets — (0.2%)		(143,798)

Net Assets — 100.0%		$88,200,046

A/S - Aktieselskab

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

4

NIA IMPACT SOLUTIONS FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2025

ASSETS
Investments in securities:
At cost	$69,955,838
At value (Note 2)	$88,343,844
Receivable for capital shares sold	41,944
Dividends receivable	87,206
Tax reclaims receivable	30,761
Other assets	10,986
Total assets	88,514,741

LIABILITIES
Payable for capital shares redeemed	250,790
Payable to Adviser (Note 4)	39,668
Payable to administrator (Note 4)	13,149
Other accrued expenses	11,088
Total liabilities	314,695

CONTINGENCIES AND COMMITMENTS (Note 7)	—

NET ASSETS	88,200,046

NET ASSETS CONSIST OF:
Paid-in capital	$73,357,834
Distributable earnings	14,842,212
NET ASSETS	$88,200,046

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,942,764

Net asset value, offering price and redemption price per share (Note 2)	$12.70

See accompanying notes to financial statements.

5

NIA IMPACT SOLUTIONS FUND

STATEMENT OF OPERATIONS

For the Year Ended February 28, 2025

INVESTMENT INCOME
Dividends	$1,324,785
Foreign witholding taxes on dividends (net of reclaims received)	(104,483)
Total investment income	1,220,302

EXPENSES
Management fees (Note 4)	772,264
Administration fees (Note 4)	86,969
Legal fees	41,346
Fund accounting fees (Note 4)	39,271
Transfer agent fees (Note 4)	35,704
Registration and filing fees	33,947
Trustees’ fees and expenses (Note 4)	21,420
Audit and tax services fees	18,432
Compliance fees (Note 4)	15,000
Shareholder reporting expenses	13,226
Custodian and bank service fees	8,019
Postage and supplies	6,664
Insurance expense	3,210
Other expenses	22,173
Total expenses	1,117,645
Less fee reductions by the Adviser (Note 4)	(312,119)
Net expenses	805,526

NET INVESTMENT INCOME	414,776

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investments transactions	(420,878)
Net change in unrealized appreciation (depreciation) on investments	11,113,632
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	10,692,754

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,107,530

See accompanying notes to financial statements.

6

NIA IMPACT SOLUTIONS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended February 28, 2025	Year Ended February 29, 2024
FROM OPERATIONS
Net investment income	$414,776	$387,182
Net realized losses from investment transactions	(420,878)	(2,158,865)
Net change in unrealized appreciation (depreciation) on investments	11,113,632	7,493,422
Net increase in net assets resulting from operations	11,107,530	5,721,739

DISTRIBUTIONS TO SHAREHOLDERS	(499,753)	(372,083)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,595,995	19,961,959
Net asset value of shares issued in reinvestment of distributions to shareholders	487,176	362,364
Payments for shares redeemed	(3,919,547)	(1,691,014)
Net increase in net assets from capital share transactions	4,163,624	18,633,309

TOTAL INCREASE IN NET ASSETS	14,771,401	23,982,965

NET ASSETS
Beginning of year	73,428,645	49,445,680
End of year	$88,200,046	$73,428,645

CAPITAL SHARES ACTIVITY
Shares sold	609,212	1,934,576
Shares reinvested	39,900	32,734
Shares redeemed	(317,132)	(161,919)
Net increase in shares outstanding	331,980	1,805,391
Shares outstanding, beginning of year	6,610,784	4,805,393
Shares outstanding, end of year	6,942,764	6,610,784

See accompanying notes to financial statements.

7

NIA IMPACT SOLUTIONS FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout each Period

	Year Ended	Year Ended		Period Ended
	February 28,	February 29,		February 28,
	2025	2024		2023(a)
Net asset value at beginning of period	$11.11	$10.29		$10.00

Income from investment operations:
Net investment income	0.06	0.06		0.02
Net realized and unrealized gains on investments	1.60	0.82		0.29	(b)
Total from investment operations	1.66	0.88		0.31

Less distributions from net investment income	(0.07)	(0.06)		(0.02)

Net asset value at end of period	$12.70	$11.11		$10.29

Total return (c)	14.98%	8.53%		3.16	%(d)

Net assets at end of period (000’s)	$88,200	$73,429		$49,446

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.37%	1.45	%(e)	1.57	%(e)(f)
Ratio of net expenses to average net assets (g)	0.99%	0.99	%(e)	0.99	%(e)(f)
Ratio of net investment income to average net assets (g)	0.51%	0.64%		0.30	%(f)
Portfolio turnover rate	17%	18%		10	%(d)

(a)	Represents the period from the commencement of operations (May 10, 2022) through February 28, 2023.

(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees (Note 4).

(d)	Not annualized.

(e)	Includes costs to organize the Fund of 0.02% and 0.01%(f) for the year ended February 29, 2024 and the period ended February 28, 2023 (Note 4).

(f)	Annualized.

(g)	Ratio was determined after management fee reductions by the Adviser (Note 4).

See accompanying notes to financial statements.

8

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2025

1. Organization

Nia Impact Solutions Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on May 10, 2022.

The investment objective of the Fund is to seek to achieve long-term capital appreciation by investing in companies that contribute towards advancements in the areas of diversity and inclusion, sustainability and/or social justice.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Nia Impact Capital (the “Adviser” of the Fund). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report and instead must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

9

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other registered open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of February 28, 2025, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$83,086,366	$—	$—	$83,086,366
Money Market Funds	5,257,478	—	—	5,257,478
Total	$88,343,844	$—	$—	$88,343,844

10

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended February 28, 2025.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, if any, is accrued as earned.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the years ended February 28, 2025 and February 29, 2024, the tax character of all distributions paid to shareholders was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

11

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2025:

Tax cost of investments	$69,994,999
Gross unrealized appreciation	$23,895,812
Gross unrealized depreciation	(5,546,967)
Net unrealized appreciation	18,348,845
Accumulated capital and other losses	(3,506,633)
Distributable earnings	$14,842,212

The values of federal income tax cost of investments and the financial statement cost of investments may be temporarily different (“book/tax differences”). These book/tax differences are due to the timing of the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

As of February 28, 2025, the Fund had short-term capital loss carryforwards of $1,557,225 and long-term capital loss carryforwards of $1,863,319, for federal income tax purposes, which may be carried forward indefinitely. This capital loss carryforward is available to offset net realized gains in future years, thereby reducing future taxable gains.

Qualified late year ordinary losses incurred after December 31, 2024 and within the taxable year are deemed to arise on the first day of thee Fund’s next taxable year. For the year ended February 28, 2025, the Fund deferred $86,089 of qualified late year ordinary losses to March 1, 2025 for federal income tax purposes.

For the year ended February 28, 2025, the Fund reclassified $1,510 of distributable earnings against paid-in capital on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended February 28, 2025, the Fund did not incur any interest penalties.

12

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the year ended February 28, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $18,335,173 and $12,834,642, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until June 30, 2026, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets. Accordingly, during the year ended February 28, 2025, the Adviser reduced its management fees in the amount of $312,119.

Under the terms of the ELA, management fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such date that fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2026, this agreement may not be modified or terminated without the approval of the Fund’s Board.

This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated. As of February 28, 2025, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $767,908 no later than the dates listed below:

February 28, 2026	$177,123
February 28, 2027	278,666
February 29, 2028	312,119
Total	$767,908

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, except not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

13

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meetings fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of February 28, 2025, the following shareholder owned of record more than 25% of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Northern Trust (for the benefit of its customers)	52%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. ESG Investing Risk

The Fund’s incorporation of environmental, social and/or governance (“ESG”) considerations in its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style except that do not incorporate such considerations in their investment strategy processes. In applying ESG criteria to its investment decisions, the Fund may forgo higher yielding investments that it would invest in absent the application of its ESG investing criteria. The Fund’s investment process may affect the Fund’s exposure to certain investments, which may impact the Fund’s relative investment performance depending on whether such investments are in or out of favor with the market. In addition, the Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage. The Fund’s Adviser relies on available information to assist in the ESG evaluation process, and the process employed for the Fund may differ from processes employed

14

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

for other funds. The Fund will seek to identify companies that it believes meet its ESG criteria based on data provided by third parties. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG practices.

6. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2025, the Fund had 28.6% of the value of its net assets invested in stocks within the Technology sector.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

15

NIA IMPACT SOLUTIONS FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of Nia Impact Solutions Fund and
Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nia Impact Solutions Fund (the “Fund”), a series of Ultimus Managers Trust, as of February 28, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from May 10, 2022 (commencement of operations) through February 28, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from May 10, 2022 (commencement of operations) through February 28, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

April 25, 2025

16

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Nia Impact Solution Fund’s (the “Fund”) Investment Advisory Agreement with Nia Impact Capital (the “Adviser” or “Nia”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on January 27-28, 2025, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund; (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund; (4) the financial condition of the Adviser; (5) the fall out benefits derived by the Adviser and its affiliates (if any) from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Nia, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Nia, the Board took into account its familiarity with Nia’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Nia’s compliance policies and procedures based on discussion with Nia and the CCO. The quality of administrative and other services, including Nia’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board noted that Nia currently did not have any affiliated entities. The Board discussed the nature and extent of the services provided by Nia including, without limitation, Nia’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Nia’s portfolio managers who are responsible for the day-to day management of

17

ADDITIONAL INFORMATION (Unaudited) (Continued)

the Fund’s portfolio, as well as the qualifications of other individuals at Nia who provide services to the Fund. The Board also considered Nia’s succession planning for the portfolio managers of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Nia under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and fees charged to Nia’s other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Nia’s commitment to limit the Fund’s expenses under the expense limitation agreement until at least June 30, 2025. The Board noted that the 0.95% advisory fee for the Fund was higher than the median and average for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 0.99% was higher than the median expense ratio for the other funds in the Fund’s custom peer group. The Board took into account Nia’s response in its materials that the uniqueness of the Fund’s investment thesis and the research process involving company due diligence and corporate engagement impacted the Fund’s fee rate.

The Board also compared the fees paid by the Fund to the fees paid by other clients of Nia and considered the similarities and differences in services received by such other clients as compared to the services received by the Fund. The Board noted that the Fund’s advisory fee rate, after waivers and/or reimbursements, was lower than the comparable account fee at the highest asset level.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended October 31, 2024, and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund’s performance for the one-year period ended October 31, 2024 was in the second quartile of the Broadridge custom peer group, as compared to the fourth quartile last year. The Board further noted that the Fund’s performance was comparable to other accounts managed by Nia over all periods.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Nia limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered

18

ADDITIONAL INFORMATION (Unaudited) (Continued)

Nia’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Nia and the direct and indirect benefits derived by Nia from its relationship with the Fund. The information considered by the Board included operating profit margin information for Nia’s business as a whole. The Board considered Nia’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Nia’s relationship with the Fund both before and after tax expenses, noting that the Fund was not profitable at this time. The Board also considered whether Nia has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board also noted that Nia derives benefits to its reputation and other benefits from its association with the Fund. The Board recognized that Nia should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Nia’s level of profitability, if any, from its relationship with the Fund, was reasonable and not excessive.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Nia demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Nia maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Nia and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates 100.00% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For the Fund’s year ended February 28, 2025, 100.00% of ordinary income dividends qualifies for the corporate dividends received deduction.

19

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	Code of Ethics is filed herewith

(a)(2)	Not applicable

(a)(3)	A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*	/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	May 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	May 6, 2025

By (Signature and Title)*	/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	May 6, 2025

*	Print the name and title of each signing officer under his or her signature.